SHAREHOLDERS' EQUITY - BASIC AND DILUTED EARNINGS PER SHARE (DETAILS) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Net income for basic earnings per share	$ 64,400,000	$ 179,500,000	$ 46,400,000	$ 45,400,000	$ 162,100,000	$ 38,600,000	$ 20,100,000	$ 19,800,000	$ 335,700,000	$ 240,600,000	$ 20,400,000
Add: interest expense on 7.0% Debentures, net of income taxes									14,700,000	13,300,000	1,100,000
Net income for diluted earnings per share									350,400,000	253,900,000	21,500,000
Shares:
Weighted average shares outstanding for basic earnings per share									247,952,000	250,973,000	188,365,000
Effect of dilutive securities on weighted average shares:
7% Debentures									53,367,000	49,014,000	4,281,000
Stock option and restricted stock plans									2,513,000	1,871,000	694,000
Warrants									249,000	0	0
Dilutive potential common shares									56,129,000	50,885,000	4,975,000
Weighted average shares outstanding for diluted earnings per share									304,081,000	301,858,000	193,340,000
Conversion Rate Per $1000 Principal Amount of 7.0% Convertible Debentures, Shares	182.1494								182.1494
Par Value of Each 7.0% Convertible Debenture	$ 1,000								$ 1,000
Debt Instrument, Convertible, Conversion Price	$ 5.49								$ 5.49
Convertible Subordinated, 3.5 Percent Debentures [Member]
Effect of dilutive securities on weighted average shares:
Conversion Price for 3.5% Convertible Debentures	$ 26.66								$ 26.66